Summary Prospectus    December 1, 2010

JPMorgan Growth Long/Short Fund

Class/Ticker: A/JGLAX        C/JGLCX        Select/JGLSX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information, online at www.jpmorganfunds.com/funddocuments. You can also get this information at no cost by calling 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated November 18, 2010, are incorporated by reference into this Summary Prospectus.

What is the goal of the Fund?

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 14 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES  (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class A		Class C		Select Class
Management Fees	1.50%		1.50%		1.50%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses[1]	0.67		0.67		0.67
Dividend Expenses on Short Sales	N/A		N/A		N/A
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	42	0.	42	0.	42
Total Annual Fund Operating Expenses	2.42		2.92		2.17
Fee Waivers and Expense Reimbursements[2]	(0.47)		(0.47)		(0.47)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.95		2.45		1.70

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.95%, 2.45% and 1.70%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/12 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/12, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS
WOULD BE:

	1 Year	3 Years
CLASS A SHARES ($)	713	1,197
CLASS C SHARES ($)	348	860
SELECT CLASS SHARES ($)	173	634

IF YOU DO NOT SELL YOUR SHARES, YOUR
COSTS WOULD BE:

	1 Year	3 Years
CLASS A SHARES ($)	713	1,197
CLASS C SHARES ($)	248	860
SELECT CLASS SHARES ($)	173	634

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance.

What are the Fund’s main investment strategies?

The Fund will normally invest in a focused portfolio of large cap growth securities and will seek to capture the returns associated with this portfolio in favorable market environments while providing some downside protection in unfavorable markets when compared to a fund that takes only long positions.

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM), will manage the Fund’s exposure to general equity market fluctuations by investing in exchange traded funds (ETFs), index futures and cash (and cash equivalents). By adjusting its market exposure, the Fund seeks to provide some protection in down markets when compared to a fund that takes only long positions.

In particular, JPMIM will take short and long positions in ETFs and index futures to decrease equity market/sector exposures in place of using individual equity securities. The ETFs in which the Fund will invest are registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. The Fund’s use of these hedging techniques may reduce the negative impact of general market fluctuations, but also limits the Fund’s ability to profit from increases in the value of its large cap growth securities.

The Fund’s net equity market exposure will typically range from 50—75%. Under normal market conditions, the Fund’s net long equity market exposure will range from 0—75% and will not exceed 75%. Further, the Fund’s gross equity market exposure is limited to 200%.

Large cap securities are defined as those the issuers of which have market capitalizations of $10 billion or higher. The Fund’s large cap growth securities will primarily consist of common stock, REITs and depositary receipts.

The Fund is non-diversified.

Investment Process

In managing the Fund, JPMIM employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. JPMIM makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of JPMIM’s research and portfolio management teams. JPMIM will then use a combination of market factors including price momentum and earnings revisions to determine the attractiveness of hedging. In general, the Fund anticipates that it will consistently attempt to hedge general market fluctuations, but may increase the hedge during unfavorable market conditions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk.  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Foreign Securities Risk.  To the extent the Fund invests in depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may also trade at higher multiples of current earnings, compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Investment Company and ETF Risks. The Fund may invest in ETFs as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying funds. Certain underlying funds such as ETFs may not be actively managed. Securities may be purchased, held and sold by such funds when an actively managed fund would not do so. ETFs may trade at a price below their net asset value (also known as a discount).

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Non-Diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Fund’s performance and share price.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of a Fund (before and after taxes) is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Gregory Luttrell	2010	Vice President
Christopher Jones	2010	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SPRO-GLS-ACS-1210